Related Parties - Summary of Time Deposits at Related Parties (Detail) - TRY (₺) ₺ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Disclosure of transactions between related parties [line items]
Financial assets (liabilities) with related parties	₺ 16,181,349	₺ 11,347,543
Banks - Time deposits | Gross Carrying Amount
Disclosure of transactions between related parties [line items]
Financial assets (liabilities) with related parties	14,178,529	12,682,382
Banks - Time deposits | Gross Carrying Amount | Ziraat Bankasi
Disclosure of transactions between related parties [line items]
Financial assets (liabilities) with related parties	2,003,561	4,405,389
Banks - Time deposits | Gross Carrying Amount | Turkiye Vakiflar Bankasi TAO
Disclosure of transactions between related parties [line items]
Financial assets (liabilities) with related parties	5,748,392	3,623,180
Banks - Time deposits | Gross Carrying Amount | Turkiye Halk Bankasi A.S.
Disclosure of transactions between related parties [line items]
Financial assets (liabilities) with related parties	5,140,582	3,996,354
Banks - Time deposits | Gross Carrying Amount | Ziraat Katilim Bankasi A.S.
Disclosure of transactions between related parties [line items]
Financial assets (liabilities) with related parties	₺ 1,285,994	657,354
Banks - Time deposits | Gross Carrying Amount | Other
Disclosure of transactions between related parties [line items]
Financial assets (liabilities) with related parties		₺ 105